EAGLE CAPITAL APPRECIATION FUND
Eagle Mutual Funds SUMMARY OF CAPITAL APPRECIATION FUND | 3.1.2016
Investment objective
The Eagle Capital Appreciation Fund (“Capital Appreciation Fund” or the “fund”) seeks long-term capital appreciation.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 41 of the fund’s Prospectus and on page 29 of the fund’s Statement of Additional Information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees - EAGLE CAPITAL APPRECIATION FUND	Class A		Class C		Class I	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none		none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[1]	none	none	none	none
Redemption Fee	none		none		none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - EAGLE CAPITAL APPRECIATION FUND		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none	none
Other Expenses		0.34%	0.36%	0.30%	0.41%	0.26%	0.22%	[1]
Total Annual Fund Operating Expenses		1.19%	1.96%	0.90%	1.51%	0.86%	0.82%
Fee Waiver and/or Expense Reimbursement or Recoupment	[2]	none	none	none	none	0.09%	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.19%	1.96%	0.90%	1.51%	0.95%	0.82%
[1]	Other expenses are estimated for the current fiscal year.
[2]	During the fiscal year ended October 31, 2015, the fund paid amounts to Eagle Asset Management, Inc. ("Eagle") that were previously waived and/or reimbursed by Eagle under a contractual fee waiver/expense reimbursement agreement for the fund's R-5 Class. Under that agreement, any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same . Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - EAGLE CAPITAL APPRECIATION FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	591	835	1,098	1,850
Class C	299	615	1,057	2,285
Class I	92	287	498	1,108
Class R-3	154	477	824	1,802
Class R-5	88	274	477	1,061
Class R-6	84	262	455	1,014

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal investment strategies
During normal market conditions, the Capital Appreciation Fund seeks to achieve its objective by investing at least 65% of its net assets in common stocks of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase stocks that appear to be underpriced in relation to the company’s long-term growth fundamentals. The strategy of the fund’s portfolio management team is based upon systematic analysis of fundamental and technical factors, significantly aided by a quantitative process. The fund typically invests in the stocks of large- and mid-capitalization companies, but may invest in the stocks of companies of any size without regard to market capitalization. The fund may sell securities when they no longer meet the portfolio management team’s investment criteria.
Principal risks
The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks:
  Equity securities are subject to stock market risk. In addition, the value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;
  Sector risk is the risk associated with the fund holding a core portfolio of stocks invested in similar businesses, all of which could be affected by the same economic or market conditions; and
  Stock market risk is the risk of broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period	Return	Quarter Ended
(Class A shares):
Best Quarter	22.13%	June 30, 2009
Worst Quarter	(33.06)%	December 31, 2008

The returns in the preceding bar chart and table do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2015): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - EAGLE CAPITAL APPRECIATION FUND	Inception Date	1-yr	5-yr	10-yr	Lifetime
Class A	Dec. 12, 1985	2.52%	11.92%	7.54%
Class A | After Taxes on Distributions	Dec. 12, 1985	(0.73%)	9.94%	6.31%
Class A | After Taxes on Distributions and Sale of Fund Shares	Dec. 12, 1985	4.04%	9.38%	6.02%
Class C	Apr. 03, 1995	6.79%	12.19%	7.26%
Class I	Mar. 21, 2006	7.93%	13.36%		8.07%
Class R-3	Sep. 12, 2007	7.27%	12.65%		6.92%
Class R-5	Oct. 02, 2006	7.90%	13.33%		8.48%
Russell 1000® Growth Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)	Mar. 21, 2006	5.67%	13.53%	8.53%	8.42%

No performance information is presented for Class R-6 shares because Class R-6 shares for this fund have not been in existence for a full calendar year. Current performance data as of the most recent month-end may be found on our website at eagleasset.com.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.